Acquisitions and Divestitures - Schedule of Assumptions to Determine Fair value of the Oil and Natural Gas (Detail)	Aug. 31, 2017
Measurement Input, Discount Rate
Business Acquisition [Line Items]
Acquisition, measurement input	0.0950
Measurement Input Reserve Risk Factor | Minimum
Business Acquisition [Line Items]
Acquisition, measurement input	0.35	[1]
Measurement Input Reserve Risk Factor | Maximum
Business Acquisition [Line Items]
Acquisition, measurement input	1.00	[1]
Measurement Input, Price Escalation
Business Acquisition [Line Items]
Acquisition, measurement input	0.0200	[2]
Oil (mbbl) | Measurement Input, Appraised Value
Business Acquisition [Line Items]
Acquisition, measurement input description	three years NYMEX WTI forward curve
Natural Gas (mmcf) | Measurement Input, Appraised Value
Business Acquisition [Line Items]
Acquisition, measurement input description	three years NYMEX Henry Hub forward curve
NGLs (mbbl) | Measurement Input, Appraised Value
Business Acquisition [Line Items]
Acquisition, measurement input description	39% of oil price

[1]	Possible reserves had a reserve risk factor of 35%, probable reserves had a reserve risk factor of 75%, and proved undeveloped reserves had a reserve risk factor of 90%.
[2]	Prices were escalated at the end of the forward curve